Other Non-Current Assets	12 Months Ended
Dec. 31, 2013
Disclosure Other Non Current Assets [Abstract]
Other Non-Current Assets

Other Non-Current Assets
Other non-current assets consisted of:

	As of December 31,
	2013	2012
Debt financing fees	$134	$127
Receivables from Realogy (a)	60	62
Investments (b)	59	41
Receivables from Wyndham (a)	36	37
Other	72	53
Other non-current assets	$361	$320

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(a)
Represents amounts due for certain contingent, tax and other corporate liabilities assumed by former subsidiaries. These amounts are due on demand upon the Company’s settlement of the related liability. At December 31, 2013 and 2012, there are corresponding liabilities recorded within other non-current liabilities. Realogy has posted a letter of credit for the benefit of the Company with respect to these obligations, as more fully described under Note 15—Commitments and Contingencies.

(b)
In 2013, amount includes the Company’s (i) 50% ownership of Anji Car Rental and Leasing Company Limited (“Anji”), our joint venture for the Avis brand in China, and (ii) 50% ownership in its Brazilian licensee. In 2012, amounts included (i) 50% ownership of Anji and (ii) 33% ownership of Mercury Car Rentals Limited, our joint venture for the Avis brand in India.